Summary of Significant Accounting Policies (Income Taxes) (Details) (USD $)	3 Months Ended			3 Months Ended								12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jan. 23, 2014	Dec. 31, 2013 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Income Tax Contingency [Line Items]
Provision for deferred income taxes			$ 132,000,000
Franchise tax, statutory rate (percent)												1.00%
Income Tax Expense (Benefit) [Abstract]
Current	963,000	0
Deferred	134,250,000	0										2,195,000	0	0
Provision for Income Taxes	$ 135,213,000	$ 0		$ 2,194,000	$ 0	$ 68,000	$ 0	$ 26,000	$ (405,000)	$ (97,000)	$ 137,000	$ 2,262,000	$ (339,000)	$ 550,000